INCOME TAXES Narrative (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Capital loss carry-forward
Valuation allowance		$ 106,210	$ 110,802
Unrecognized Tax Benefits		4,346	5,913	$ 8,304
Unrecognized Tax Benefits that Would Impact Effective Tax Rate		879	2,429
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued		1,044	$ 1,305
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit		162
Capital loss carry-forwards [Member]
Capital loss carry-forward
Capital loss carry-forwards		11,519
Capital loss carry-forwards [Member] | Air Card Business [Member]
Capital loss carry-forward
Capital loss carry-forwards		44
R&D tax credit [Member] | Air Card Business [Member]
Capital loss carry-forward
Scientific research and development expense expected to be utilized		27,680
R&D tax credit [Member] | France [Member]
Capital loss carry-forward
Tax credit carried forward		6,613
Period after which unused tax credit may be refunded by the tax authorities	3 years
Investment tax credits [Member] | Air Card Business [Member]
Capital loss carry-forward
Tax credit carried forward		2,621
Investment tax credits [Member] | Canadian Federal [Member]
Capital loss carry-forward
Tax credit carried forward		20,208
Investment tax credits [Member] | Canadian Provincial [Member]
Capital loss carry-forward
Tax credit carried forward		8,529
Investment tax credits - windfall portion [Member] | Canadian Federal [Member]
Capital loss carry-forward
Tax credit carried forward		670
Investment tax credits - windfall portion [Member] | Canadian Provincial [Member]
Capital loss carry-forward
Tax credit carried forward		472
U.S. subsidiary [Member] | R&D tax credit [Member] | Air Card Business [Member]
Capital loss carry-forward
Tax credit carried forward		2,439
U.S. subsidiary [Member] | R&D tax credit [Member] | U.S. [Member]
Capital loss carry-forward
Tax credit carried forward		6,486
Hong Kong [Member] | Foreign subsidiaries [Member]
Capital loss carry-forward
Net operating loss carry-forwards		91
U.S. [Member] | Air Card Business [Member]
Capital loss carry-forward
Net operating loss carry-forwards		4,401
U.S. [Member] | California [Member] | Air Card Business [Member]
Capital loss carry-forward
Net operating loss carry-forwards		1,555
U.S. [Member] | Foreign subsidiaries [Member]
Capital loss carry-forward
Net operating loss carry-forwards		8,291
Korea [Member] | Foreign subsidiaries [Member]
Capital loss carry-forward
Net operating loss carry-forwards		17,693
Luxembourg [Member] | Foreign subsidiaries [Member]
Capital loss carry-forward
Net operating loss carry-forwards		559
France [Member] | Foreign subsidiaries [Member]
Capital loss carry-forward
Net operating loss carry-forwards		$ 196,938
Base amount limitation of net operating loss deduction | €	€ 1.0
Limitation on net operating losses deduction as a percentage of taxable income (as a percent)	50.00%
Amount of taxable income over which the percentage limitation is applied | €	€ 1.0
Minimum [Member]
Capital loss carry-forward
Tax Credit Carryforward, Expiration Date	Jan. 01, 2016
Operating Loss Carryforwards, Expiration Date	Jan. 01, 2020
Maximum [Member]
Capital loss carry-forward
Tax Credit Carryforward, Expiration Date	Dec. 31, 2035
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2023